GOODWILL (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Impairment charges		$ 1,798
Writedown of goodwill		$ 1,449	$ 0
Points Travel cash-generating units [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	23.40%
Impairment charges	$ 1,798
Writedown of goodwill	1,449
Writedown of right-of-use assets	150
Prepaid expenses and other assets	172
Writedown of intangible assets	$ 27